Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 1,305,000	$ 3,283,000	$ 2,713,000
Trade receivables	580,000	318,000	9,000
Prepaid expenses and other accounts receivable	242,000	154,000	712,000
Inventory	2,250,000	2,732,000	2,175,000
Total current assets	4,377,000	6,487,000	5,609,000
Noncurrent assets:
Fixed assets, net	9,000	7,000	7,000
Other assets		1,000	3,000
Severance pay fund	170,000	174,000	179,000
Operating lease right-of-use assets, net	126,000	5,000	81,000
Total non-current assets	305,000	187,000	270,000
Total assets	4,682,000	6,674,000	5,879,000
Current liabilities:
Trade payables	25,000	138,000	66,000
Other accounts payable and accrued expenses	2,420,000	2,265,000	2,148,000
Deferred licensing income, current	27,000	46,000	21,000
Operating lease liabilities, current	49,000	5,000	81,000
Total current liabilities	2,521,000	2,454,000	2,316,000
Non-current liabilities:
Accrued severance pay	212,000	217,000	223,000
Deferred licensing income, non-current		15,000	107,000
Operating lease liabilities, non-current	77,000
Total liabilities	2,810,000	2,686,000	2,646,000
Commitments and contingencies
Stockholders’ equity:
Common Stock of $0.001 par value – Authorized: 40,000,000 shares at September 30, 2024 and December 31, 2023, respectively; issued and outstanding: 2,784,353 and 2,046,307 shares at September 30, 2024 and December 31, 2023, respectively	3,000	2,000	2,000
Additional paid in capital	70,314,000	70,149,000	65,634,000
Accumulated other comprehensive income	(75,000)	(67,000)	(18,000)
Accumulated deficit	(68,370,000)	(66,096,000)	(62,385,000)
Total stockholders’ equity	1,872,000	3,988,000	3,233,000
Total liabilities and stockholders’ equity	4,682,000	6,674,000	5,879,000
Series C Preferred Stock [Member]
Stockholders’ equity:
Preferred stock value
Series D Preferred Stock [Member]
Stockholders’ equity:
Preferred stock value
Series E Preferred Stock [Member]
Stockholders’ equity:
Preferred stock value
Series F Preferred Stock [Member]
Stockholders’ equity:
Preferred stock value